RELATED PARTIES (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Tzivtit Insurance [Member]
Related Party Transaction [Line Items]
Related party commission from insurance company	$ 79,000	₪ 309,000	$ 52,000	$ 80,000
A. Sheratzky Holdings [Member]
Related Party Transaction [Line Items]
Aggregate amounts paid	0		793,000	3,470,000
Basic Insurance Policies [Member] | Tzivtit Insurance [Member]
Related Party Transaction [Line Items]
Payments for insurance policies	304,000		324,000
Directors And Officers Insurance Policies [Member] | Tzivtit Insurance [Member]
Related Party Transaction [Line Items]
Payments for insurance policies	168,000		189,000
Izzy Sheratzky [Member] | A. Sheratzky Holdings [Member]
Related Party Transaction [Line Items]
Monthly cost	$ 25,000	₪ 98,000
Percentage of pretax income available based on employment agreement	5.00%	5.00%
Term of agreement	2 years	2 years
Term of automatic extension	2 years	2 years
Notice required to terminate agreement	180 days	180 days
Threshold term agreement for Israeli law	3 years	3 years
Izzy Sheratzky [Member] | A. Sheratzky Holdings [Member] | President and Director [Member]
Related Party Transaction [Line Items]
Monthly cost	$ 57,700	₪ 225,000
Term of agreement	3 years	3 years
Notice required to terminate agreement	180 days	180 days
Vacation and sick days	25 days	25 days
Payment to related party for services	$ 2,249,000		2,387,000
Eyal Sheratzky [Member] | A. Sheratzky Holdings [Member]
Related Party Transaction [Line Items]
Monthly cost	12,500	₪ 48,892
Eyal Sheratzky [Member] | ORAS Capital Ltd. [Member]
Related Party Transaction [Line Items]
Monthly cost	$ 45,000	₪ 175,000
Term of agreement	3 years	3 years
Notice required to terminate agreement	180 days	180 days
Vacation and sick days	25 days	25 days
Payment to related party for services	$ 1,565,000		1,552,000
Nir Sheratzky [Member] | A. Sheratzky Holdings [Member]
Related Party Transaction [Line Items]
Monthly cost	12,600	₪ 49,307
Nir Sheratzky [Member] | Galnir Management and Investments Ltd. [Member]
Related Party Transaction [Line Items]
Monthly cost	$ 45,000	₪ 175,000
Term of agreement	3 years	3 years
Notice required to terminate agreement	180 days	180 days
Vacation and sick days	25 days	25 days
Payment to related party for services	$ 1,802,000		1,418,000
Eyal Sheratzky And Nir Sheratzky[Member] | A. Sheratzky Holdings [Member]
Related Party Transaction [Line Items]
Percentage of pretax income available based on employment agreement	1.00%	1.00%
Term of agreement	3 years	3 years
Yehuda Kahane [Member]
Related Party Transaction [Line Items]
Monthly cost	$ 3,900	₪ 15,000
Aggregate amounts paid	57,000		62,000	59,000
Gil Sheratzky [Member]
Related Party Transaction [Line Items]
Aggregate amounts paid	0		29,000	145,000
Gil Sheratzky [Member] | E-Com Global Electronic Commerce Lt. [Member]
Related Party Transaction [Line Items]
Monthly cost	$ 6,400	₪ 25,000
Percentage of increase in profit available based on agreement	2.00%	2.00%
Term of agreement	3 years	3 years
Gil Sheratzky [Member] | ZERO-TO-ONE S.B.L. INVESTMENTS LTD. [Member]
Related Party Transaction [Line Items]
Monthly cost	$ 32,000	₪ 125,000
Term of agreement	3 years	3 years
Notice required to terminate agreement	2 months	2 months
Vacation and sick days	25 days	25 days
Payment to related party for services	$ 1,175,000		948,000
Mr. Avner Kurz [Member]
Related Party Transaction [Line Items]
Aggregate amounts paid			$ 80,000	$ 81,105
Mr. Avner Kurz [Member] | Ituran Sistemas de Monitoramento Ltda [Member]
Related Party Transaction [Line Items]
Monthly cost	$ 8,000
Term of automatic extension	2 years	2 years
Notice required to terminate agreement	180 days	180 days
Maximum [Member] | Eyal Sheratzky [Member]
Related Party Transaction [Line Items]
Percentage of pretax income available based on employment agreement	1.00%	1.00%